SEGALL BRYANT & HAMILL TRUST

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

May 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
File Nos. 002-75677, 811-03373

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Segall Bryant & Hamill Select Equity ETF, and the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Colorado Tax Free Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Value Fund, Barrett Growth Fund and Barrett Opportunity Fund would not have differed from that contained in Post-Effective Amendment No. 150 (“PEA No. 150”) to the Registrant’s Registration Statement on Form N-1A constituting the most recent amendment to the Registrant's Registration Statement on Form N-1A; and (ii) the text of PEA No. 150 was filed electronically with the Commission on April 30, 2025 via EDGAR (Accession No. 0001580642-25-002676).

The Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/ Maggie Bull

Maggie Bull

Secretary

Segall Bryant & Hamill Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP